Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets

The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

Present value of funded scheme liabilities	(11,970)	(11,454)	(253)	(272)	(12,223)	(11,726)

Fair value of funded scheme assets	12,403	11,682	173	178	12,576	11,860

	433	228	(80)	(94)	353	134

Unrecognised funded scheme surpluses	(16)	(28)	–	–	(16)	(28)

	417	200	(80)	(94)	337	106

Present value of unfunded scheme liabilities	(602)	(578)	(545)	(557)	(1,147)	(1,135)

	(185)	(378)	(625)	(651)	(810)	(1,029)

The above net (liability)/asset is recognised in the balance sheet as follows:

– retirement benefit scheme liabilities	(897)	(807)	(627)	(652)	(1,524)	(1,459)

– retirement benefit scheme assets	712	429	2	1	714	430

					-	-
	(185)	(378)	(625)	(651)	(810)	(1,029)

The net liabilities of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

– US	(5,012)	(4,945)	5,144	4,818	132	(127)

– UK	(3,485)	(3,214)	3,866	3,533	381	319

– Germany	(1,035)	(958)	918	928	(117)	(30)

– Canada	(756)	(738)	758	747	2	9

– Netherlands	(873)	(778)	893	814	20	36

– Switzerland	(348)	(333)	312	294	(36)	(39)

– Rest of Group	(461)	(488)	512	548	51	60

Funded schemes	(11,970)	(11,454)	12,403	11,682	433	228

The movements in funded scheme assets are as follows:

	Pension schemes		Healthcare schemes		Total

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

Fair value of scheme assets at 1 January	11,682	11,747	178	178	11,860	11,925

Differences on exchange	(117)	(326)	(7)	(6)	(124)	(332)

Settlements	(45)	–	–	–	(45)	–

Interest on scheme assets	289	388	7	8	296	396

Company contributions	103	82	–	–	103	82

Contributions by scheme members	3	3	–	–	3	3

Benefits paid	(696)	(704)	(15)	(17)	(711)	(721)

Actuarial gains/(losses)	1,184	492	10	15	1,194	507

					-	-
Fair value of scheme assets at 31 December	12,403	11,682	173	178	12,576	11,860

	Pension schemes		Healthcare schemes		Total

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

Equities ‒ listed	1,259	1,221	5	7	1,264	1,228

Equities ‒ unlisted	992	1,025	68	68	1,060	1,093

Bonds ‒ listed	2,432	2,739	5	7	2,437	2,746

Bonds ‒ unlisted	3,163	2,417	73	74	3,236	2,491

Other assets ‒ listed	202	549	13	13	215	562

Other assets ‒ unlisted	4,355	3,731	9	9	4,364	3,740

					-	-
Fair value of scheme assets at 31 December	12,403	11,682	173	178	12,576	11,860

Schedule of Defined Benefit Amounts Recognised in Income Statement

The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

Defined benefit schemes

Service cost

– current service cost	72	92	2	2	74	94

– past service (credit)/cost, curtailments and settlements	(12)	7	–	–	(12)	7

Net interest on the net defined benefit liability

– interest on scheme liabilities	300	391	27	34	327	425

– interest on scheme assets	(289)	(388)	(7)	(8)	(296)	(396)

– interest on unrecognised funded scheme surpluses	1	–	–	–	1	–

	72	102	22	28	94	130

Defined contribution schemes	88	97	–	–	88	97

Total amount recognised in the income statement (note 3(a))	160	199	22	28	182	227

The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

Present value at 1 January	12,032	11,562	829	861	12,861	12,423

Differences on exchange	(106)	(343)	(23)	(30)	(129)	(373)

Current service cost	72	94	2	2	74	96

Past service cost/(credit) & settlements	(58)	7	–	–	(58)	7

Interest on scheme liabilities	300	391	27	34	327	425

Contributions by scheme members	1	–	–	–	1	–

Benefits paid	(737)	(743)	(58)	(63)	(795)	(806)

Actuarial (gains)/losses

– arising from changes in demographic assumptions	26	(84)	(7)	(10)	19	(94)

– arising from changes in financial assumptions	1,032	1,105	59	70	1,091	1,175

Experience gains	10	43	(31)	(35)	(21)	8

					-	-
Present value at 31 December	12,572	12,032	798	829	13,370	12,861

Scheme liabilities by scheme membership:

					`
	Pension schemes		Healthcare schemes		Total

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

Active members	1,305	1,895	54	59	1,359	1,954

Deferred members	1,897	1,308	2	2	1,899	1,310

Retired members	9,370	8,829	742	768	10,112	9,597

Present value at 31 December	12,572	12,032	798	829	13,370	12,861

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income

The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total

	2020 £m	2019 £m	2018 £m	2020 £m	2019 £m	2018 £m	2020 £m	2019 £m	2018 £m

Unrecognised funded scheme surpluses at 1 January	(28)	(20)	(23)	–	–	–	(28)	(20)	(23)

Differences on exchange	3	(1)	1	–	–	–	3	(1)	1

Interest on unrecognised funded scheme surpluses	(1)	–	(2)	–	–	–	(1)	–	(2)

Movement in year (note 18)	10	(7)	4	–	–	–	10	(7)	4

Unrecognised funded scheme surpluses at 31 December	(16)	(28)	(20)	–	–	–	(16)	(28)	(20)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans

The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following territories are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date.

	2020						2019

	US	UK	Germany	Canada	Netherlands	Switzerland	US	UK	Germany	Canada	Netherlands	Switzerland

Rate of increase in salaries (%)	3.4	–	2.5	3.0	2.1	1.1	3.4	3.0	0.6	3.0	2.1	1.3

Rate of increase in pensions in payment (%)	2.5	3.0	1.5	Nil	0.9	Nil	2.5	3.0	0.4	Nil	0.9	Nil

Rate of increase in deferred pensions (%)	–	2.2	1.5	Nil	0.9	–	–	2.2	0.4	Nil	0.9	–

Discount rate (%)	2.6	1.4	0.9	2.3	0.5	–	3.3	2.0	0.3	3.0	1.1	0.1

General inflation (%)	2.5	3.0	1.5	2.0	2.0	0.9	2.5	3.0	0.4	2.0	2.0	1.1

	2020						2019

	US	UK	Germany	Canada	Netherlands	Switzerland	US	UK	Germany	Canada	Netherlands	Switzerland

Weighted average duration of liabilities (years)	11.6	17.0	14.0	11.0	18.0	13.4	11.4	16.1	14.0	11.0	17.8	13.9

Mortality assumptions are subject to regular review. The principal schemes used the following tables:

US	PRI-2012 mortality tables without collar or amount, projected with MP-2020 generational projection (2019: RP-2019 and MP-2019)
UK	S2PA (YOB) with the CMI (2019) improvement model with a 1.25% long-term improvement rate (2019: CMI (2018))
Germany	RT Heubeck 2018 G (both years)
Canada	CPM-2014 Private Table (both years)
Netherlands	AG Prognosetafel 2020 (2019: AG Prognosetafel 2018)
Switzerland	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate (both years)

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	US		UK		Germany		Canada		Netherlands		Switzerland

	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female

31 December 2020

Member age 65 (current life expectancy)	20.4	22.4	22.8	24.1	18.3	23.8	21.6	24.0	20.6	24.0	21.9	23.9

Member age 45 (life expectancy at age 65)	21.9	23.8	24.5	25.9	23.1	26.0	22.6	24.9	22.7	25.7	23.8	25.8

31 December 2019

Member age 65 (current life expectancy)	20.6	22.6	22.4	23.9	20.2	23.7	21.6	23.9	21.0	24.3	21.8	23.8

Member age 45 (life expectancy at age 65)	22.2	24.1	24.0	25.2	23.0	25.9	22.6	24.9	23.4	26.3	23.7	25.7

The valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2020 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	0.25 percentage point increase £m	0.25 percentage point decrease £m

Average life expectancy – increase/(decrease) of scheme liabilities	343	(339)

Rate of inflation – increase/(decrease) of scheme liabilities			209	(196)

Discount rate – (decrease)/increase of scheme liabilities			(388)	411